Tax Receivable Agreement - Additional Information (Details) € in Millions, $ in Millions	Oct. 10, 2023 USD ($) shares	Jun. 30, 2024 EUR (€)	Oct. 10, 2023 EUR (€)
Tax Receivable Agreement [Line Items]
Payments to the tax receivable agreement (tra)	85.00%
Benefit of the remaining applicable tax savings	15.00%
Future payments expected to be made under Tax Receivable Agreement | $	$ 554.7
Future expected period of payment to be made under tax receivable agreement	13 years
Carrying Value
Tax Receivable Agreement [Line Items]
TRA liability		€ 353.6
Level 3 | Fair Value
Tax Receivable Agreement [Line Items]
TRA liability		€ 338.4	€ 343.6
Ordinary Shares
Tax Receivable Agreement [Line Items]
Shares repurchased of ordinary shares | shares	5,648,465